Bank Loans - Schedule of Aggregate Maturities of Loans (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Aggregate annual principal payments of loans payable
Within 1 year	$ 293
In 2024	1,457
In 2025	2,332
In 2026	2,915
After 2026	4,809
Total	$ 11,806